SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net (loss)/income	¥ 1,194,871	$ 173,240	¥ 1,032,984	¥ (692,748)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustment	8,563	1,242	(3,193)	(8,293)
Unrealized gain/(loss) on available-for-sale investments	(12,351)	(1,791)	(2,362)	3,546
Comprehensive (loss)/income	1,191,083	172,691	1,027,429	(697,495)
Other comprehensive (loss)/income, net of tax of nil:	0		0	0
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net (loss)/income	1,194,871	173,240	1,032,984	(692,748)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustment	8,563	1,242	(3,193)	(8,293)
Unrealized gain/(loss) on available-for-sale investments	(12,351)	(1,791)	(2,362)	3,546
Comprehensive (loss)/income	1,191,083	$ 172,691	1,027,429	(697,495)
Other comprehensive (loss)/income, net of tax of nil:	¥ 0		¥ 0	¥ 0